Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				2 Months Ended	10 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Manager's employees, directors and employees of the Company	Dec. 31, 2011 Manager's employees, directors and employees of the Company	Feb. 28, 2013 Subsequent event Manager's employees, directors and employees of the Company	Dec. 31, 2013 Subsequent event Manager's employees, directors and employees of the Company	Dec. 31, 2013 Subsequent event Manager's employees, directors and employees of the Company 2011 Stock Grants	Dec. 31, 2013 Subsequent event Manager's employees, directors and employees of the Company 2012 Stock Grants	Feb. 13, 2013 Subsequent event Independence	Dec. 31, 2012 Subsequent event Independence	Feb. 08, 2013 Subsequent event Henry
Subsequent events
Gross sale consideration	$ 5,635	$ 1,764							$ 7,000		$ 6,100
Age of property, plant and equipment										26 years
Newly issued shares to the employees of the Manager and the directors of the company			40,241	952,244	14,172	35,151
New shares of common stock to be issued to employees of the Manager for services								35,101
Shares granted							50